Inventories (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Raw Materials		$ 2,573,553	$ 5,001,512
Work in Process			96,721
Finished Product		77,239	206,144
Total Inventory		2,650,792	5,304,377
Reserve for Excess and Obsolete		134,032	419,616
Net inventory		2,516,760	$ 4,884,761
Twin Vee Powercarsco [Member]
Raw Materials	$ 2,458,982	2,573,553
Work in Process	124,882
Finished Product	80,168	77,239
Total Inventory	2,664,032	2,650,792
Reserve for Excess and Obsolete	(201,891)	(134,032)
Net inventory	$ 2,462,141	$ 2,516,760